CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 02, 2014
Current Assets
Accumulated Depreciation	$ 912,168
SHAREHOLDERS’ DEFICIT
Allocation shares, issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common shares, authorized	500,000,000	500,000,000	500,000,000	50,000,000
Common shares, issued	623,125	77,887,500	77,887,500	1,038,050
Common shares, outstanding	623,125	77,887,500	77,887,500	1,038,050